Organization and Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2021
Merger and Reverse Recapitalization
Merger and Reverse Recapitalization
On June 7, 2021, Bespoke Capital Acquisition Corp (“BCAC”), a publicly-traded special purpose acquisition corporation, completed its business combination (the “Merger”) with Legacy VWE pursuant to a transaction agreement (as amended, the “Transaction Agreement”) by the merger of VWE Acquisition Sub Inc., a wholly owned subsidiary of BCAC (“merger sub”) with and into Legacy VWE, with Legacy VWE continuing as the surviving entity and as a wholly owned subsidiary of BCAC. In connection with the Merger, BCAC changed its jurisdiction of incorporation from the Province of British Columbia to the State of Nevada and BCAC changed its name to Vintage Wine Estates, Inc. Upon the consummation of the Merger, the Company received approximately $248.7 million, net of fees and expenses. See Note 2 for additional details regarding the transaction.

Emerging Growth Company Status
Emerging Growth Company Status
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

Basis of Presentation
Basis of Presentation
Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments we make about the carrying values of assets and liabilities that are not readily apparent from other sources. We base our estimates and judgments on historical experience and on various other assumptions that we believe are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions we may undertake in the future. Significant estimates include, but are not limited, to depletion allowance, allowance for doubtful accounts, the net realizable value of inventory, expected future cash flows including growth rates, discount rates, and other assumptions and estimates used to evaluate the recoverability of long-lived assets, estimated fair values of intangible assets in acquisitions, intangible assets and goodwill for impairment, amortization methods and periods, amortization period of label and package design costs, the estimated fair value of long-term debt, the valuation of interest rate swaps, contingent consideration, common stock, stock-based compensation, and accounting for income taxes. Actual results could differ materially from those estimates.

Cash	Cash Cash consists of deposits held at financial institutions.
Restricted Cash
Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the statement of cash flows.

(in thousands)	June 30, 2021	June 30, 2020
Cash and cash equivalents	$118,879	$1,751
Restricted cash	4,800	—

Total cash, cash equivalents and restricted cash as shown in the statement of cash flows	$123,679	$1,751

Restricted cash consists of cash that was deposited into a restricted cash account as collateral for the credit facility and are subject to release upon the completion of certain construction costs. See Note 9.

Concentrations of Risk
Concentrations of Risk
Financial instruments that potentially expose us to significant concentrations of credit risk consist primarily of cash and trade accounts receivable. We maintain the majority of our cash balances at multiple financial institutions that management believes are of high-credit quality and financially stable. At times, we have cash deposited with major financial institutions in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limits. At June 30, 2021 and 2020, we had approximately $121.6 million and $1.3 million respectively, in one major financial institution in excess of FDIC insurance limits. We sell the majority of our wine through U.S. distributors and the direct-to-consumer
channel. Receivables arising from these sales are not collateralized. We attempt to limit our credit risk by performing ongoing credit evaluations of our customers and maintaining adequate allowances for potential credit losses. The following table summarizes customer concentration as of and for the years ended June 30, 2021 and 2020:

	June 30,
	2021	2020
Customer A
Revenue as a percent of total revenue	32.0%	23.7%
Receivables as a percent of total receivables	35.0%	42.1%
Customer B
Revenue as a percent of total revenue	13.1%	10.5%
Receivables as a percent of total receivables	21.0%	*
Customer C
Revenue as a percent of total revenue	10.9%	10.6%
Receivables as a percent of total receivables	*	*
Customer D
Revenue as a percent of total revenue	*	*
Receivables as a percent of total receivables	10.4%	*

*	Customer revenue or receivables did not exceed 10% in the respective periods.
Revenue for the sales from Customer A are included in the Wholesale and
Business-to-Business
reporting segments, Customer B revenue within the
Business-to-Business
reporting segment, Customer C within the Wholesale reporting segment and Customer D within the Wholesale reporting segment. See Note 18.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount, less estimated returns, allowances, and discounts. We determine the provision based on historical write-off
experience. Account balances are
written-off
against the provision when we feel it is probable the receivable will not be recovered. The provision for doubtful accounts was approximately $97 thousand and $50 thousand, at June 30, 2021 and 2020, respectively. We do not accrue interest on past-due
amounts. Bad debt expense was insignificant for all reporting periods presented.

Inventories
Inventories
Inventories of bulk and bottled wines and spirits, and inventories of non-wine
products and bottling and packaging supplies are valued at the lower of cost using the FIFO method or net realizable value. Costs associated with winemaking, and other costs associated with the manufacturing of products for resale, are recorded as inventory. Net realizable value is the value of an asset that can be realized upon the sale of the asset, less a reasonable estimate of the costs associated with either the eventual sale or the disposal of the asset in question. Inventories are classified as current assets in accordance with recognized industry practice, although most wines and spirits are aged for periods longer than one year.

Property, plant and equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the asset’s estimated useful life or the life of the related lease. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized. Vineyard development costs, including interest and certain cultural costs for continuing cultivation of vines not yet bearing fruit, are capitalized. Depreciation of vineyard development costs commences when commercial grape yields are achieved, generally in the third year after planting. Estimated useful lives are as follows:

Buildings and improvements	10 -39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	20 years

Business Combinations
Business Combinations
Business combinations are accounted for under Accounting Standards Codification (“ASC”) 805—Business Combinations using the acquisition method of accounting under which all acquired tangible and identifiable intangible assets and assumed liabilities and applicable noncontrolling interests are recognized at fair value as of the respective acquisition date, while the costs associated with the acquisition of a business are expensed as incurred.
The allocation of purchase consideration requires management to make significant estimates and assumptions, especially with respect to intangible assets. These estimates can include, but are not limited to, a market participant’s expectation of future cash flows from acquired customers, acquired trade names, useful lives of acquired assets, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from such estimates. During the measurement period, which is generally no longer than one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed. Upon the conclusion of the measurement period, any subsequent adjustments are recognized in operations.

Goodwill
Goodwill
Goodwill represents the excess of consideration transferred over the estimated fair value of assets acquired and liabilities assumed in a business combination. The Company conducts a goodwill impairment analysis annually for impairment, as of the end of the respective fiscal year, or sooner if events or circumstances indicate the carrying amount of the asset may not be recoverable. The Company has three reporting units under which goodwill has been allocated and recognized no goodwill impairment for the years ended June 30, 2021 and 2020, respectively.

Intangible Assets
Intangible Assets
Intangible assets represent purchased intangible assets consisting of both indefinite and finite lived assets. Certain criteria are used in determining whether intangible assets acquired in a business combination must be recognized and reported separately. Our indefinite lived intangible assets, representing trademarks and winery use permits, are initially recognized at fair value and subsequently stated at adjusted costs, net of any recognized impairments. The indefinite lived assets are not subject to amortization. Finite-lived intangible assets, comprised of customer and Sommelier relationships, are amortized using a method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used. If that pattern cannot be reliably determined, the intangible assets are amortized using the straight-line method over their estimated useful lives and are tested for impairment along with other long-lived assets. Amortization related to the finite-lived assets is included in selling, general and administrative expenses. Intangible assets are reviewed annually for impairment, as of the end of the reporting period, or sooner if events or circumstances indicate the carrying amount of the asset may not be recoverable.

Label and Package Design Costs
Label and Package Design Costs
Label and package design costs are capitalized and amortized over an estimated useful life of two years. Amortization of label and packaging design costs are included in selling, general and administrative expenses and were approximately $464 thousand and $260 thousand for the years ended June 30, 2021 and 2020, respectively.

Long-Lived Assets
Long-Lived Assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying amount of such assets or intangible assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. No impairment loss was recognized for long-lived assets during the years ended June 30, 2021 and 2020, respectively.

Contingent Consideration Liabilities
Contingent Consideration Liabilities
Contingent consideration liabilities are recorded at fair value when incurred in a business combination. The fair value of these estimates are based on available historical information and on future expectations of actions we may undertake in the future. These estimated liabilities are re-measured
at each reporting date with the change in fair value recognized as an operating expense in the Company’s consolidated statements of operations. Subsequent changes in the fair value of the contingent consideration are classified as an adjustment to cash flows from operating activities in the consolidated statements of cash flows because the change in fair value is an input in determining net loss. Cash paid in settlement of contingent consideration liabilities are classified as cash flows from financing activities up to the acquisition date fair value with any excess classified as cash flows from operating activities.
Changes in the fair value of contingent consideration liabilities associated with the acquisition of a business can result from updates to assumptions such as the expected timing or probability of achieving customer related performance targets, specified sales milestones, changes in unresolved claims, projected revenue or changes in discount rates. Significant judgment is used in determining those assumptions as of the acquisition date and for each subsequent reporting period. Therefore, any changes in the fair value will impact our results of operations in such reporting period, thereby resulting in potential variability in our operating results until such contingencies are resolved.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs incurred in connection with obtaining new term loans are amortized over the term of the arrangement, and recognized as a direct reduction in the carrying amount of the related debt instruments. Amortization of deferred loan fees is included in interest expense on the consolidated statements of operations and are amortized to interest expense over the term of the related debt using the effective interest method. Debt issuance costs capitalized were approximately $0.9 million and $0.9 million for the years ended June 30, 2021 and 2020, respectively. Amortization expense related to debt issuance fees were approximately $26 thousand and $191 thousand for the years ended June 30, 2021 and 2020, respectively. If existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense (see Note 9).

Line Of Credit Fees
Line of Credit Fees
Costs incurred in connection with obtaining new debt financing specific to the line of credit are deferred and amortized over the life of the related financing. If such financing is settled or replaced prior to maturity with debt instruments that have substantially different terms, the settlement is treated as an extinguishment and the unamortized costs are charged to gain or loss on extinguishment of debt. Similar to the treatment of deferred financing costs, if existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense (see Note 9). Deferred line of credit fees are recognized as a component of prepaid expenses and other current assets and are amortized to interest expense over the term of the related debt using the effective interest method. There were $492 thousand and $280 thousand of line of credit fees capitalized for the year ended June 30, 2021 and 2020, respectively. Amortization expense related to line of credit fees were $53 thousand and $242 thousand for the year ended June 30, 2021 and 2020, respectively.

Fair value measurements
Fair Value Measurements
We determine fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In arriving at fair value, we use a hierarchy of inputs that maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
Level
 1
: Quoted prices in active markets for identical assets or liabilities.
Level
 2
: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level
 3
: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
As of June 30, 20211 and 2020, the carrying value of the current assets and liabilities and outstanding debt obligation under the Paycheck Protection Program at June 30, 2020 approximates fair value due to the short-term maturities of these instruments. The fair value of our long-term variable rate debt approximates carrying value, excluding the effect of unamortized debt discount, as they are based on borrowing rates currently available to the Company for debt with similar terms and maturities (Level 2 inputs). The fair value of all other fixed rate debt is indeterminable given the related party nature of the outstanding obligations. Our contingent consideration and interest rate swap agreement are remeasured at fair value on a recurring basis as of June 30, 2021 and 2020, respectively.

Interest Rate Swap Agreements
Interest Rate Swap Agreements
GAAP requires that an entity recognize all derivatives (including interest rate swaps) as either assets or liabilities on the consolidated balance sheets and measure these instruments at fair value. The Company has entered into interest rate swap agreements as a means of managing its interest rate exposure on its debt obligations. These agreements mitigate our exposure to interest rate fluctuations on our variable rate obligations. We have not designated these agreements as cash-flow hedges.
Accordingly, changes in the fair value of the interest rate swaps are included in the consolidated statements of operations as a component of other income (expense). We do not enter into financial instruments for trading or speculative purposes.

Comprehensive Income or loss
Comprehensive Income or Loss
We had no items of comprehensive income or loss other than net income (loss) for the years ended June 30, 2021 and 2020. Therefore, a separate statement of comprehensive income (loss) has not been included in the accompanying consolidated financial statements.

Revenue recognition
Revenue Recognition
Revenue is recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for its arrangements, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.
We recognize revenue when obligations under the terms of a contract with our customer are satisfied. Generally, this occurs when the product is shipped and title passes to the customer, and when control of the promised product or service is transferred to the customer. Our standard terms are free on board (“FOB”) shipping point, with no customer acceptance provisions. Revenue is measured as the amount of consideration expected to be received in exchange for transferring products. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.
We account for shipping and handling as activities to fulfill our promise to transfer the associated products. Accordingly, we record amounts billed for shipping and handling costs as a component of net sales and classify such costs as a component of costs of sales. Our products are generally not sold with a right of return unless the product is spoiled or damaged. Historically, returns have not been significant to the Company.
Revenue is generated from one of three reporting segments as described below:
Wholesale
: We sell our wine to wholesale distributors under purchase orders. Wholesale operations generate revenue from product sold to distributors, who then sell the product to off-premise
retail locations such as grocery stores, wine clubs, specialty and multi-national retail chains, as well as on-premise
locations such as restaurants and bars. We transfer control and recognize revenue for these orders upon shipment of the wine out of our own or third-party warehouse facilities. Payment terms to wholesale distributors typically range from 30 to
120
days. We pay depletion and marketing allowances to certain distributors, based on sales to their customers, or the allowance is netted directly against the purchase price. When recording a sale to the distributor, a depletion and marketing allowance liability is recorded to accrued liabilities and sales are reported net of those expenses. Depletion and marketing allowance payments are made when completed incentive program payment requests are received from the customers or are net of initial pricing. Depletion and marketing allowance payments reduce the accrued liability. For the years ended June 30, 2021 and 2020 we recorded approximately $1.7 million and $3.9 million respectively, as a reduction in sales on the consolidated statement of operations related to depletions. As of June 30, 2021 and 2020, we recorded a depletion allowance and marketing liability in the amount of approximately $216 thousand and $147 thousand, respectively, which is included as a component of other accrued expenses in accrued liabilities and other payables on the consolidated balance sheets. Estimates are based on historical and projected experience for each type of program or customer.
Direct to Consumer
: We sell our wine and other merchandise directly to consumers through wine club memberships, at wineries’ tasting rooms, at Sommelier wine tasting events, and through the Internet. Wine club membership sales are made under contracts with customers, which specify the quantity and timing of future wine shipments. Customer credit cards are charged in advance of wine shipments in accordance with each contract. We recognize revenue for these contracts at the time control of the wine passes to the customer, which is generally at the time of shipment. Tasting room and internet wine sales are paid for at the time of sale. We transfer control and recognize revenue for this wine when the product is either received by the customer
(on-site
tasting room sales) or upon the shipment to the customer (internet sales). Sales taxes are calculated based upon the customer’s location and are collected at the time of the sale and recorded in a sales tax liability account. Sales reporting requirements to the states are performed as required by the state and sales taxes are remitted to the government agencies when due.

Winery estates hold various public and private events for customers and their wine club members. The certified Sommeliers provide guided tasting experiences customized for each audience through virtual and in-person
events internationally. Upfront consideration received from the sale of tickets or under private event contracts for future events is recorded as deferred revenue. We recognize event revenue on the date the event is held.
Business-to-Business
: Our sales channel generates revenue primarily from the sale of private label wines and custom winemaking services. Annually, we work with our national retail partners to develop private label wines incremental to their wholesale channel businesses. Additionally, we provide custom winemaking and production services. These services are made under contracts with customers, which includes specific protocols, pricing, and payment terms. The customer retains title and control of the wine during the production process. We recognize revenue over time as the contract specific performance obligations are met. Additionally, we provide storage services for wine inventory of various customers. The customer retains title and control of the inventory during the storage agreement. We recognize revenue over time for storage services, and when the contract specific performance obligations are met. We also utilize the
“as-invoiced”
practical expedient in certain cases where performance obligations are satisfied over time and the invoiced amount corresponds directly with the value provided to the customer.
Other
: Our other category includes revenue from grape and bulk sales, storage services, and for the year ended June 30, 2020, revenue under the Sales Pro LLC (“SalesPro”) and Master Class Marketing, LLC (“Master Class”) business line sold in 2019, as well as corporate level expenses, non-direct
selling expenses and other expenses not specifically allocated to the results of operations. Grape and bulk sales made under contracts with customers which include product specification requirements, pricing and payment terms. Payment terms under grape contracts are generally structured around the timing of the harvest. We transfer control and recognize revenue for grape sales when product specification has been met and title to the grapes has transferred, which is generally on the date the grapes are harvested, weighed and shipped. We transfer control and recognize revenue for wine and spirits bulk contracts upon shipment. We also utilize the
“as-invoiced”
practical expedient in certain cases where performance obligations are satisfied over time and the invoiced amount corresponds directly with the value provided to the customer. SalesPro and Master Class revenue represents fees earned from off-premise
tastings for third-party customers. These customers include other wine and beer brand owners and producers.
Disaggregation of Revenue
The following tables summarize the revenue by segment and region for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Geographic regions:
United States	$215,122	$183,810
Canada	3,021	3,748
Europe, Middle East, & Africa	1,638	608
Asia Pacific	482	1,592
Other	479	161

Total net revenue	$220,742	$189,919

The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Point in time	$186,906	$162,328
Over a period of time	33,836	27,591

Total net revenue	$220,742	$189,919

Shipping	Shipping Shipping and handling revenues are classified as wine and spirits revenues. Shipping and handling costs are included in wine and spirits cost of revenues.
Excise taxes
Excise Taxes
Excise taxes are levied by government agencies on beverages containing alcohol, including wine and spirits. These taxes are not collected from customers but are instead the responsibility of the Company. Applicable excise taxes are included in net revenues and were $12.3 million and $10.4 million for the years ended June 30, 2021 and 2020, respectively.

Sales Taxes	Sales Taxes Sales taxes that are collected from customers and remitted to governmental agencies are not reflected as revenues.
Stock based Compensation
Stock-based Compensation
Stock-based compensation is based on the grant date fair value of the awards. The fair value of the stock award is determined by the grant date market value of our common share price. The fair value of stock options is determined on the grant date using the Black-Scholes option-pricing model (“Black-Scholes”). The compensation expense recognized for share-based awards is net of estimated forfeitures and is recognized using the straight-line method over the service period.
A description of the significant assumptions used in Black-Scholes is as follows:
Risk-free interest rate—The risk-free interest rate used is based on the implied yield in effect at the time of the option grant currently available on U.S. Treasury zero-coupon
issues, with a remaining term equal or similar to the expected term of the option.
Dividends—There are no plans to pay cash dividends on common shares. Therefore, an expected dividend yield of zero is used in the option-pricing models.
Expected term—The expected term is the period of the time that granted options are expected to be outstanding as calculated using the Simplified Method provided by Staff Accounting Bulletin (“SAB”) 107, Share-Based Payments.
Expected volatility—As the Company’s stock was not traded in an active market, volatility is estimated by calculating the average volatility of comparable public companies.
Forfeiture rate—The forfeiture rate is based on an estimate of future forfeitures. We estimate the forfeiture rate based on an analysis of actual forfeiture experience, analysis of employee turnover behavior, and other factors. The impact from any forfeiture rate adjustment would be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from our estimates, we might be required to record adjustments to stock-based compensation in future periods.

Advertising
Advertising
Advertising costs are expensed either as the costs are incurred or the first time the advertising takes place. Advertising expense was approximately $2.2 million for each of the years ended June 30, 2021 and 2020.

Income Taxes
Income Taxes
Deferred income taxes are determined using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when the expected recognition of a deferred income tax asset is considered to be unlikely.
We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. We recognize interest and penalties related to income tax matters as a component of income tax expense.

Gain on bargain purchase
Gain on Bargain Purchase
We may recognize a bargain purchase gain associated with our acquisitions from time to time due to specific circumstances of a given acquisition. Given the unique nature of a bargain purchase gain, we do not believe recording the bargain purchase gain as operating income to be representationally reflective of our ongoing activities central to operating income. As such, we have reflected the bargain purchase gain as non-operating
activity within other income (expense) in the consolidated statement of operations.

Legal Costs	Legal Costs Legal costs expected to be incurred in connection with litigation matters are expensed as such costs are incurred.
Earnout Shares
Earnout Shares
The Legacy VWE shareholders are entitled to receive up to an additional 5,726,864 shares of the Company’s common stock (the “Earnout Shares”) The Earnout Shares will be released if the price of our common stock meets certain thresholds in the 24 months following the closing of the Merger (see Note 3). The Earnout Shares meet the accounting definition of a derivative financial instrument, are considered to be indexed to the Company’s common stock and meet other the conditions in ASC
815-40,
Derivatives and Hedging: Contracts in Entity’s Own Equity, to be classified as equity. The Company’s obligation to issue the Earnout Shares is recorded as a dividend to the Legacy VWE shareholders at fair value as of the date of the Merger.
The fair value of the Earnout Shares was determined using a Monte Carlo valuation model, which requires significant estimates including the expected volatility of our common stock. The expected annual volatility of our common stock was estimated to be 55.0% as of the date of the Merger, based on the historical volatility of comparable publicly traded companies (See Note 5).

Noncontrolling Interests and Redeemable Non-controlling Interest
Noncontrolling Interests and Redeemable
Non-controlling
Interest
Non-controlling
interests represent the portion of profit or loss, net assets and comprehensive loss that is not allocable to the Company. The redeemable non-controlling
interest is contingently redeemable by the holders. The redeemable non-controlling
interests are not being accreted to their redemption amount as we do not deem redemption probable; notwithstanding, should the instruments redemption become probable, we will thereupon begin to accrete, to the earliest date the holders can demand redemption, the redemption amount.

Redeemable Series A and Series B Stock
Redeemable Series A and Series B Stock
Prior to the Merger, Legacy VWE had Series A and B stock outstanding. All of the Series B stock and the majority of the Series A stock was classified as temporary equity due to the shares being redeemable at the option of the holder (See Notes 10 and 11). The carrying value of the redeemable Series A stock and redeemable Series B stock was being accreted to their respective redemption values, using the effective interest method, from the date of issuance to the earliest date the holders can demand redemption. Accretion of redeemable Series B stock included the accretion of dividends and issuance costs. Increases to the carrying value of redeemable Series A stock and redeemable Series B stock were charged to retained earnings or, in its absence, to additional-paid-in-capital.
Upon any repurchase of redeemable stock, the excess consideration paid over the carrying value at the time of repurchase is accounted for as a deemed dividend to the stockholders.
In conjunction with the closing of the Merger, a majority of the redeemable Series B stock was redeemed with the remaining redeemable Series B shares, along with all redeemable Series A shares, were converted into shares of the Company’s common stock. All Series A and Series B shares which were converted into shares of the Company’s common stock were retroactively adjusted using the exchange ratio and reclassified into permanent equity as a result of the Merger.

Sale Leaseback Transactions
Sale-leaseback Transaction
We account for the sale and leaseback of vineyards under ASC 840 Sale-Leaseback Accounting of Real Estate. Given we were considered to retain more than a minor part, but less than substantially, all of the use of the property, a gain could be recognized to the extent it exceeded the present value of the leaseback payments. Any gain that was less than or equal to the present value of the leaseback payments was deferred and is amortized on a straight-line basis over the leaseback term. The gain is essentially recognized as a reduction to offset the future lease payment. We derecognize the asset from our consolidated balance sheet at the sale closing.

Segment information
Segment Information
We operate in three reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”), our Chief Executive Officer, allocates resources and assesses performance based upon discrete financial information at the segment level.

Net Income (Loss) per Share Allocable to Series A stockholders
Net Income (Loss) per Share Allocable to Common Stockholders
Basic and diluted net income (loss) per share allocable to common stockholders is presented in conformity with the two-class
method required for participating securities. We consider our Series B stock to be participating securities as, in the event a dividend is paid on Series A stock, the holders of Series B stock would be entitled to receive dividends on a basis consistent with the Series A stockholders. The two-class
method determines net income per share for each class of common and participating securities according to dividends declared or accumulated as well as participation rights in undistributed earnings. The two-class
method requires income available to stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Legacy VWE’s redeemable Series B stock was considered to be a participating security. Under the two-class
method, any net loss attributable to common stockholders is not allocated to the Series B stock as the holders of the Series B stock did not have a contractual obligation to share in losses.
Basic net income (loss) per share is calculated by dividing the net income (loss) allocable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For the years ended June 30, 2021 and 2020, for purposes of the calculation of diluted net income (loss) per share, convertible debt (previously convertible into Legacy VWE Series A stock) and stock options and warrants to purchase common stock are considered potentially dilutive securities but are excluded from the calculation of diluted net income (loss) per share when their effect is antidilutive. As a result, in certain periods, diluted net loss per share is the same as the basic net loss per share for the periods presented.
The computation of net income (loss) available to Series A stockholders is computed by deducting the dividends declared, if any, and cumulative dividends, whether or not declared, in the period on Series B stock (whether paid or not) from the reported net income (loss).
As the Merger has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Legacy VWE’s consolidated financial statements, with the Legacy VWE Equity, which has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, BCAC. As a result, net loss per share was also restated for periods ended prior to the Merger.

Recently Adopted Accounting Pronouncements and Issued Accounting Pronouncements Not Yet Adopted
Recently Adopted Accounting Pronouncements
In January 2017, the FASB issued ASU
2017-04,
Simplifying the Test for Goodwill Impairment
(“ASU 2017-04”).
ASU
2017-04
simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. The Company adopted
ASU 2017-04
for its annual or interim goodwill impairment tests for the fiscal year ended June 30, 2021. The adoption of
ASU 2017-04
did not have a material impact on the consolidated financial statements.
In July 2017, the FASB issued ASU
2017-11,Earnings
Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (“ASU
2017-11”).
Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling
interests. The amendments in Part II of this update do not have an accounting effect. The amendments in Part I of this update were effective for the Company’s fiscal year ended June 30, 2021. The adoption of this standard did not have an impact to the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820), which amends disclosure requirements for fair value measurements by requiring new disclosures, modifying existing arrangements, and eliminating others. The adoption of this guidance by the Company for the fiscal year ended June 30, 2021 did not have a significant impact on the consolidated financial statements.
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (“Topic 842”), which supersedes the guidance in ASC 840, Leases. The new standard, as amended by subsequent ASUs on Topic 842 and recent extensions issued by the FASB in response to
COVID-19,
requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. Topic 842 will be effective for the Company for fiscal year ending June 30, 2023 and for interim periods in the year beginning July 1, 2024.
We have not yet determined the full effects of Topic 842 on its consolidated financial statements but do expect that it will result in a substantial increase in our long-term assets and liabilities and enhanced disclosures. Based on our initial assessment, we plan to be using the modified retrospective approach and electing the package of transition practical expedients for expired or existing contracts, which retains prior conclusions reached on lease identification, classification, and initial direct costs incurred. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The adoption of this guidance will at least result in the recognition of operating lease right-of-use
assets and operating lease liabilities in our vineyard leases with a weighted-average remaining lease term of less than
10
years upon the adoption on July 1, 2022.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale
debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses. The guidance is effective for the Company for fiscal years ending on June 30, 2023 and interim periods beginning for the fiscal year commencing on July 1, 2023. Early adoption is permitted. We do not expect the adoption of this standard will have a significant impact on the consolidated financial statements given our historically low bad debt expense.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40),
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. Under existing GAAP, there is diversity in practice in accounting for the costs of implementing cloud computing arrangements that are service contracts. The amendments in ASU
No. 2018-15
amend the definition of a hosting arrangement and requires a customer in a hosting arrangement that is a service contract to capitalize certain costs as if the arrangement were an internal-use
software project. The guidance is effective for the Company for the fiscal years beginning June 30, 2022 and interim periods beginning for the fiscal year commencing July 1, 2022. Early adoption is permitted, included in any interim period. We are currently evaluating the impact and timing of adopting ASU
No. 2018-15.
In October 2018, the FASB issued ASU
2018-17,
Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU
2018-17
changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance is effective for the Company for fiscal years, beginning after June 30, 2020 and interim periods within fiscal years beginning after June 30, 2021, with early adoption permitted. All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. We are currently evaluating the impact this standard will have on our consolidated financial statements and disclosures.

In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740). The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The amendments in this update are effective for the Company for fiscal year ending June 30, 2022 and for interim periods in the year beginning July 1, 2023. Early adoption is permitted. We are currently evaluating the impact and timing of adopting ASU
2019-12,
however at this time, the adoption is not expected to have a significant impact on the consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions to applying the guidance on contract modifications, hedge accounting, and other transactions, to simplify the accounting for transitioning from the London Interbank Offered Rate, and other interbank offered rates expected to be discontinued, to alternative reference rates. The guidance in this ASU was effective upon its issuance; if elected, it is to be applied prospectively through December 31, 2022. We are currently evaluating the effect the potential adoption of this ASU on its debt and interest swap agreements will have on the consolidated financial statements.